FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment charges for long-lived assets	$ 65,285	$ 5,938	$ 60,330
Impairment loss of solar power systems	21,400	0	0
Impairment loss of project assets	33,052	16,239	1,674
Long-term borrowings	2,731,543	1,265,965
Green bonds and convertible notes	375,459	389,033
CSI Solar Segment
Impairment charges for long-lived assets	65,285	5,938	60,330
Recurrent Energy Segment
Impairment loss of solar power systems	21,400	0	0
Impairment loss of project assets	$ 33,052	$ 16,239	$ 1,674